Intangible assets	12 Months Ended
Dec. 31, 2022
Intangible assets
Intangible assets

13Intangible assets

	Goodwill	IT software	Total
	£ 000	£ 000	£ 000
Cost or valuation
At January 1, 2021	1,473	915	2,388
Additions	—	2,565	2,565
At December 31, 2021	1,473	3,480	4,953
Additions	—	571	571
Disposals	—	(135)	(135)
Impairment	(1,473)	—	(1,473)
At December 31, 2022	—	3,916	3,916
Amortisation
At January 1, 2021	—	358	358
Amortisation charge	—	387	387
At December 31, 2021	—	745	745
Amortisation charge	—	1,195	1,195
Depreciation on disposals	—	(72)	(72)
At December 31, 2022	—	1,868	1,868
Net book value
At December 31, 2022	—	2,048	2,048
At December 31, 2021	1,473	2,735	4,208

The amortisation charge of £1,195 thousand (2021: £387 thousand) is shown in Administrative expenses.

13Intangible assets (continued)

All intangible assets are attributable to the UK and IT software is third party software licences, which includes perpetual licences and implementation costs. The carrying amounts of the software was reviewed at the reporting date and management determined that there were no indicators of impairment.

Goodwill previously recognised on the acquisition of Vertical Advanced Engineering Ltd in July 2019 and related to the Formula 1 approach to the use materials and technologies was fully impaired during the year.